Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Classes of current inventories [abstract]
Finished goods	$ 8,454,783	$ 304,787	$ 8,822,632
Work in process	7,950,743	286,617	6,856,405
Raw materials	46,978,647	1,693,534	29,428,008
Supplies	3,339,042	120,369	2,691,779
Raw materials and supplies in transit	1,109,766	40,006	791,610
Inventories	$ 67,832,981	$ 2,445,313	$ 48,590,434